Parent Company (the "Company") Only Financial Information - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
Selling, general and administrative	¥ (10,537,119)	$ (1,527,739)	¥ (6,878,132)	¥ (3,932,271)
Total operating expenses	(20,784,652)	(3,013,491)	(11,317,736)	(6,481,064)
Loss from operations	(15,640,659)	(2,267,682)	(4,496,303)	(4,607,645)
Interest and investment income	1,358,719	196,996	911,833	166,904
Interest expense	333,216	48,312	637,410	426,015
Gain on extinguishment of debt	(138,332)	(20,056)
Equity in loss of subsidiaries and VIEs	377,775	54,772	62,510	(66,030)
Other income/(losses), net	(282,952)	(41,024)	184,686	(364,928)
Loss before income tax expense	(14,382,001)	(2,085,194)	(3,974,684)	(5,297,714)
Income tax expense	55,103	7,989	42,265	6,368
Net loss	(14,437,104)	(2,093,183)	(4,016,949)	(5,304,082)
Net loss attributable to ordinary shareholders of NIO Inc	(14,559,445)	(2,110,921)	(10,572,309)	(5,610,790)
Total comprehensive loss	(12,973,494)	(1,880,979)	(4,223,070)	(5,166,486)
Accretion on redeemable non-controlling interests to redemption value	(279,355)	(40,503)	(6,586,579)	(311,670)
Comprehensive loss attributable to ordinary shareholders of NIO Inc	(13,247,134)	(1,920,653)	(10,783,157)	(5,473,194)
Parent
Operating expenses:
Selling, general and administrative	(24,039)	(3,485)	(4,735)	(7,463)
Total operating expenses	(24,039)	(3,485)	(4,735)	(7,463)
Loss from operations	24,039	3,485	4,735	7,463
Interest and investment income	207,057	30,020	61,292	10,086
Interest expense	(113,277)	(16,424)	(471,270)	(312,662)
Gain on extinguishment of debt	138,332	20,056
Equity in loss of subsidiaries and VIEs	(14,138,689)	(2,049,917)	(3,632,893)	(5,089,371)
Other income/(losses), net	(351,874)	(51,016)	61,876	100,290
Loss before income tax expense	(14,282,490)	(2,070,766)	(3,985,730)	(5,299,120)
Income tax expense	2,400	348	0	0
Net loss	(14,280,090)	(2,070,418)	(3,985,730)	(5,299,120)
Net loss attributable to ordinary shareholders of NIO Inc	(14,559,445)	(2,110,921)	(10,572,309)	(5,610,790)
Total comprehensive loss	(12,967,779)	(1,880,150)	(4,196,578)	(5,161,524)
Accretion on redeemable non-controlling interests to redemption value	(279,355)	(40,503)	(6,586,579)	(311,670)
Comprehensive loss attributable to ordinary shareholders of NIO Inc	¥ (13,247,134)	$ (1,920,653)	¥ (10,783,157)	¥ (5,473,194)